Debt Agreements (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Total	$ 13,123,317	$ 5,389,492
Future maturities of long-term debt [Member]
Remainder of 2020	14,065,711	7,888,496
2021	2,344,018	2,250,000
2022	543,028
2023	55,944
2024	1,035
Thereafter	103,600
Total	$ 17,113,336	$ 10,138,496